Consolidated Statements of Cash Flow - USD ($)	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025
Cash flow from operating activities:
Net income	$ 1,074,974	$ 444,079
Adjustments to reconcile net income to cash flow provided by operating activities:
Credit losses for receivables	653	4,528
Deferred tax benefit	(20,400)	(3,635)
Accrued interest income	(5,451)	12,832
Changes in operating assets and liabilities:
Accounts receivable	(39,536)	(67,145)
Inventories	(181,947)	48,345
Income tax payables	199,620	60,788
Accrued expenses and other current liabilities	2,657	98
Net cash provided by operating activities	1,030,570	499,890
Cash flow from investing activities:
Purchase of short-term investments	(220,000)	(240,000)
Redemption of short-term investments	460,000	560,000
Net cash provided by investing activities	240,000	320,000
Cash flow from financing activities:
Repayment to a related party	(613,005)	(528,168)
Dividend distribution	(70,212)
Net cash used in financing activities	(683,217)	(528,168)
Effect of exchange rate changes	(10,322)	2,453
Net increase in cash	587,353	291,722
Cash, beginning of the year	659,082	364,907
Cash, end of the year	$ 1,236,113	$ 659,082